OTHER FINANCIAL INFORMATION (Details) - USD ($) $ in Thousands	Oct. 10, 2017	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Cash and cash equivalents		$ 6,862	$ 9,385	$ 27,326	$ 12,457	$ 13,860	$ 15,135
Restricted cash:
Control accounts under Credit Facility		8,294	18,263
Corporate credit card debts and other		433	589
Total cash, cash equivalents and restricted cash	$ 15,600	$ 15,589	28,237
Cash, cash equivalents and restricted cash [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Cash and cash equivalents			9,385		12,457	13,758
Restricted cash:
Control accounts under Credit Facility			18,263		0	0
Corporate credit card debts and other			589		102	102
Total cash, cash equivalents and restricted cash			$ 28,237		$ 12,559	$ 13,860